TRADE ACCOUNTS AND BILLS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS PAYABLE AND BILLS PAYABLE
Schedule of trade accounts and bills payable

	December 31,
	2020	2021
	RMB	RMB

Amounts due to third parties	132,256	193,547
Amounts due to Sinopec Group Company and fellow subsidiaries	11,512	4,227
Amounts due to associates and joint ventures	7,746	6,145
	151,514	203,919
Bills payable	10,394	11,721
Trade accounts payable and bills payable measured at amortized cost	161,908	215,640